Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
Aug. 29, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

	Balance at Beginning of Year	Business Acquisitions	Charged (Credited) to Costs and Expenses	Deductions/ Write-Offs	Balance at End of Year
Allowance for Doubtful Accounts
Year ended August 29, 2013	$5	$—	$1	$(1)	$5
Year ended August 30, 2012	3	—	5	(3)	5
Year ended September 1, 2011	4	—	—	(1)	3

Deferred Tax Asset Valuation Allowance
Year ended August 29, 2013	$1,522	$1,292	$370	$31	$3,215
Year ended August 30, 2012	1,207	—	373	(58)	1,522
Year ended September 1, 2011	1,263	—	(103)	47	1,207